Subsequent Events	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

9. Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through August 14, 2024, the date at which the unaudited interim consolidated financial statements were available to be issued.

10. Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through December 14, 2023, the date at which the consolidated financial statements were available to be issued. Refer to Note 1 for information regarding the October Offering.

In December 2023, the Company received preliminary approval of its application to sell up to $4.8 million of its New Jersey state net operating losses through the Technology Business Tax Certificate Transfer Program (the “Program”). As outlined in the Program, although the sale has been approved and a buyer identified, the Company must still execute an arrangement with such buyer to consummate a sale of the state net operating losses.